Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment

Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 127

(Check appropriate box or boxes)

Principal  Life Insurance Company Separate Account B

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(Exact Name of Registrant)

Principal  Life Insurance Company

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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa  50392

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(Address of Depositor's Principal Executive Offices)     (Zip Code)

(515) 248-3842

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Depositor's Telephone Number, including Area Code

M. D. Roughton,

The Principal Financial Group, Des Moines, Iowa  50392

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(Name and Address of Agent for Service)

Title of Securities Being Registered:  Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)

_____  immediately upon filing pursuant to paragraph (b) of Rule 485

____  on May 1, 2009 pursuant to paragraph (b) of Rule 485

__X_  60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____  on (date) pursuant to paragraph (a)(1) of Rule 485

_____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

_____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2009, included in Post-Effective Amendment No. 12 to the registration statement on Form N-4 (File Nos. 333-116220 and 811-02091) filed on May 1, 2009 pursuant to paragraph (b) of Rule 485.

The registration statement also incorporates by reference the supplement to the Prospectus dated May 1, 2009, as filed on May 7, 2009 pursuant to Rule 497.

The registration statement also incorporates by reference the supplement to the Prospectus dated May 1, 2009, as filed on June 11, 2009 pursuant to Rule 497.

The registration statement also incorporates by reference the supplement to the Prospectus dated September 30,  2009, as filed on September 30, 2009 pursuant to Rule 497.

SUPPLEMENT DATED DECEMBER ____, 2009

TO THE PROSPECTUS FOR

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

DATED MAY 1, 2009

Effective December ___, 2009, this supplement updates information in the prospectus dated May 1, 2009 for Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we”, “us”, “our”) as supplemented on May 7, 2009, June 11, 2009, and September 30, 2009. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.       Under the “Optional Riders” chart on page 9, please replace the GMWB 1, GMWB 2-SL and GMWB 2-SL/JL rider charges with the following:

GMWB 1 Rider(6) • Maximum annual charge • Current annual charge(7)	• 0.85% • 0.80%
GMWB 2-SL Rider(8) • Maximum annual charge • Current annual charge(9)	• 1.00% • 0.95%
GMWB 2-SL/JL Rider(8) • Maximum annual charge(10) • Current annual charge(11)	• 1.65% • 0.95%

2. Please delete footnotes 6, 7, and 8 on Page 11 and insert the following:

(6) At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base.  See Charges for Rider Benefits – GMWB 1 (Investment Protector Plus) Rider for more information on how the rider charge is calculated.

(7) A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred.

(8) At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base.  See Charges for Rider Benefits – GMWB 2-SL and GMWB 2-SL/JL (Investment Protector Plus 2 – Single Life/Joint Life) Rider for more information on how the rider charge is calculated.

(9) The current annual charge prior to your contract’s 2010 anniversary or if you opt out of future GMWB Step-Ups is 0.75%.  See Charges for Rider Benefits – GMWB 2-SL and GMWB 2-SL/JL (Investment Protector Plus 2 – Single Life/Joint Life) Rider for more details.

(10) The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.

(11) A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the contract’s 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the contract’s 2010 anniversary or (2) the rider application was signed on or after February 16, 2009.  See Charges for Rider Benefits – GMWB 2-SL and GMWB 2-SL/JL (Investment Protector Plus 2 – Single Life/Joint Life) Rider for more details.

3.       Under the Examples section on page 15, please replace the Examples section with the following:

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

The example reflects the maximum charges imposed if you were to purchase the Contract with the GMWB 2-SL/JL Rider, as well as the Premium Payment Credit Rider. The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes:

•          a $10,000 investment in the Contract for the time periods indicated;

•          a 5% return each year;

•          an annual contract fee of $30 (expressed as a percentage of the average accumulated value);

•          the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2008 (without voluntary waivers of fees by the underlying funds, if any);

•          the GMWB 2-SL/JL rider was added to the Contract at issue; and

•          the Premium Payment Credit Rider was added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you fully annuitize your contract at the end of the applicable time period
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Total Underlying Mutual Fund Operating Expenses (1.80%)	1,313	2,346	3,306	5,572	556	1,692	2,846	5,572	1,056	2,192	2,846	5,572
Minimum Total Underlying Mutual Fund Operating Expenses (0.30%)	1,172	1,932	2,622	4,229	402	1,244	2,122	4,229	902	1,744	2,122	4,229

4.       Under “GMWB 2-SL and GMWB 2-SL/JL (Investment Protector Plus 2-Single Life/Joint Life) Rider” on page 38, please replace the 5th paragraph with the following:

For GMWB 2-SL, we reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly of the Investment Back withdrawal benefit base). For GMWB 2-SL/JL we reserve the right to increase the rider charge up to a maximum annual charge of 1.65% (0.4125% quarterly of the Investment Back withdrawal benefit base).

5.       Please replace the sentence under “Maximum annual rider charge” on page 59, with the following:

The GMWB 2-SL and the GMWB 2-SL/JL riders have maximum annual rider charges (1.00% and 1.65% of the Investment Back withdrawal benefit base, respectively) that are greater than the GMWB 1 maximum annual rider charge (0.85% of the Investment Back remaining withdrawal benefit base).

6.       On page 60, under “GMWB Step-Up,” please replace the last sentence of the 1st paragraph with the following sentence:

The rider charge will never be greater than the maximum GMWB 2 rider charge (1.00% of the Investment Back withdrawal benefit base for GMWB 2-SL and 1.65% of the Investment Back withdrawal benefit base for GMWB 2-SL/JL).

7.       Under the “Table Comparing GMWB Riders” on page 68, please replace the rider charge section with the following:

Name of Rider	GMWB 1	GMWB 2-SL	GMWB 2-SL/JL
Rider Charge

GMWB 1 Rider (as a percentage of average quarterly Investment Back remaining withdrawal benefit base)

•      Maximum annual charge is 0.85%.

•      Current annual charge for rider applications signed before February 16, 2009 and no GMWB Step-Up has occurred is 0.60%.

•      Current annual charge for rider applications signed before February 16, 2009 and GMWB Step-Up has occurred is 0.80%.

•      Current annual charge for rider applications signed on or after February 16, 2009 is 0.80%.

GMWB 2 -SL Rider Charge (as a percentage of average quarterly Investment Back withdrawal benefit base)

•      Maximum annual charge is 1.00%.

•      Current annual charge if you opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for Rider Benefits) is 0.75%.

•      Current annual charge if you do not opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for Rider Benefits) is 0.95%.

GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•      Maximum annual charge for rider applications signed before January 4, 2010 is 1.00%.

•      Maximum annual charge for rider applications signed on or after January 4, 2010 is 1.65%.

•      Current annual charge for rider applications signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for Rider Benefits) is 0.75%.

•      Current annual charge for rider applications signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for Rider Benefits) is 0.95%.

•      Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

PART C

OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in the Registration Statement

(1)  Part A (filed with the Commission on 5/1/09)

Condensed Financial Information for the 3 years ended

December 31, 2008 and the period ended December 31, 2005.

(2)  Part B (filed with the Commission on 5/1/09)

Principal Life Insurance Company Separate Account B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities, December 31, 2008

Statements of Operations for the year ended December 31, 2008

Statements of Changes in Net Assets for the years ended December 31, 2008, 2007 and 2006.

Notes to Financial Statements.

Principal Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Financial Position at December 31, 2008, and 2007.

Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006.

Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

Notes to Consolidated Financial Statements.

(3)  Part C – (filed with the Commission on 5/1/09)

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules

Schedule I - Summary of Investments - Other Than Investments in Related Parties As December 31, 2008

Schedule III - Supplementary Insurance Information as of December 31, 2008, 2007 and 2006 and for each of the years then ended

Schedule IV – Reinsurance as of December 31, 2008, 2007 and 2006 and for each of the years then ended

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)  Exhibits

(1)           Resolution of Board of Directors of the Depositor – filed with the Commission on filed on 06/07/2004)

(3a)       Distribution Agreement (filed 01/04/2005)

(3b)       Selling Agreement (filed 06/07/2004)

(4a)       Form of Variable Annuity Contract (filed 06/7/2004)

(4b)       Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)

(4c)       Amendment to Fixed Account Endorsement (filed 04/27/2006)

(4d)       Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)

(4e)       Amendment to GMWB Rider (filed 04/27/2006)

(4f)        Amendment to Contract Data Page (filed 04/27/2006)

(4g)       Amendment to Partial Annuitization Endorsement (filed 04/27/2006)

(4h)       Amendment to Premium Payment Credit Rider (filed 04/27/2006)

(4i)        Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the Commission on 05/01/2008)

(4i)        Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)

(5)        Form of Variable Annuity Application (filed 06/07/2004)

(6a)       Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)

(6b)       Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)     Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission on 05/01/2008)

(8a2)     Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a3)     Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a4)     Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8b1)     Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission on 05/01/2008)

(8b2)     Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8b3)     Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8c1)     Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)

(8c2)     Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May 1, 2008)

(8d1)     Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d2)     Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d3)     Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8e1)     Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8e2)     Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e3)     Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e4)     Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e5)     Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e6)     Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8f1)      Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission on May 1, 2008)

(8f2)      Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on May 1, 2008)

(8f3)      Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on May 1, 2008)

(8g1)     Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission on May 1, 2008)

(8g2)     Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed on May 1, 2008)

(8g3)     Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission on May 1, 2008)

(8h1)     Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8h2)     Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8i1)      Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8i2)      Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i3)      Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i4)      Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8j1)      Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02**

(8j2)      Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02**

(8j3)      Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02**

(8j4)      Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03**

(8j5)      Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04**

(8j6)      Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05**

(8j7)      Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05**

(8j8)      Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07**

(8j9)      Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08**

(8j10)    Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09**

(8j11)    FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02**

(8j12)    Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08**

(8j13)    Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07**

(8k1)     Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09**

(8k2)     Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09**

(8k3)     Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09**

(8l1)      Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07**

(8l2)      Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07**

(8l3)      Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07**

(9)        Opinion of Counsel (filed 01/04/2005)

(10a)     Consent of Ernst & Young LLP – (filed 5/01/09)

(10b)     Powers of Attorney (filed with the Commission on 02/29/2008)

(10c)     Consent of Counsel – (filed 5/01/09)

(11)       Financial Statement Schedules (filed 05/01/09)

**   To be filed by amendment

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive Committee
JOCELYN CARTER-MILLER TechEd Ventures 3020 NW 33rd Avenue Lauderdale Lakes, FL 33311	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN The Brink's Company 1801 Bayberry Court Richmond, VA 23226	Director Member, Human Resources Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
J. BARRY GRISWELL Community Foundation of Greater Des Moines 1915 Grand Avenue Des Moines, IA 50309	Director
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Member, Audit Committee
WILLIAM T. KERR Meredith Corporation 1716 Locust St. Des Moines, IA 50309-3023	Director Member, Executive Committee and Chair, Human Resources Committee
RICHARD L. KEYSER W.W. Grainger, Inc. 100 Grainger Parkway Lake Forest, IL 60045-5201	Director Member, Nominating and Governance Committee
ARJUN K. MATHRANI 176 East 71st Street, Apt. 9-F New York, NY 10021	Director Chair, Audit Committee Member, Executive Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive Committee and Human Resources Committee
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
JOHN EDWARD ASCHENBRENNER	President, Insurance and Financial Services
CRAIG LAWRENCE BASSETT	Vice President and Treasurer
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
RONALD L. DANILSON	Senior Vice President Retirement and Investor Services
GREGORY BERNARD ELMING	Senior Vice President and Controller
RALPH CRAIG EUCHER	Senior Vice President Human Resources, Corporate Services and Retirement and Investor Services
NORA MARY EVERETT	Senior Vice President Retirement and Investor Services
THOMAS JOHN GRAF	Senior Vice President Investor Relations
JOYCE NIXSON HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON	President Retirement and Investor Services
ELLEN ZISLIN LAMALE	Senior Vice President and Chief Risk Officer
JULIA MARIE LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE JOSEPH LILLIS	Senior Vice President and Chief Financial Officer
JAMES PATRICK MCCAUGHAN	President, Global Asset Management
TIMOTHY JON MINARD	Senior Vice President Retirement Distribution
MARY AGNES O'KEEFE	Senior Vice President and Chief Marketing Officer
GARY PAUL SCHOLTEN	Senior Vice President and Chief Information Officer
G. DAVID SHAFER	Senior Vice President Health
KAREN ELIZABETH SHAFF	Executive Vice President and General Counsel
NORMAN RAUL SORENSEN	Executive Vice President International Asset Accumulation
DEANNA DAWNETTE STRABLE	Senior Vice President Individual Life and Specialty Benefits

Item 26.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust.  Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.  No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc.  Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.  In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC.  A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2008 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC Δ	Delaware
àPrincipal Financial Services, Inc. § Ñ	Iowa	100
àPrincor Financial Services Corporation§Ñ	Iowa	100
àPFG DO Brasil LTDA§Ñ	Brazil	100
àBrasilprev Seguros E Previdencia S.A. §	Brazil	46
àPrincipal Global Investors Participacoes, LTDA§Ñ	Brazil	100
àPrincipal International, Inc. §Ñ	Iowa	100
àPrincipal International (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100
àPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB – Principal Asset Management Berhad (Malaysia) §	Malaysia	40
àCIMB Wealth Advisors§	Malaysia	100
àCIMB – Principal Asset Management PTE LTD§	Singapore	100
àPT CIMB Principal Asset Management§	Indonesia	99
àPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
àPrincipal Mexico Compania de Seguros, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Pensiones, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
àDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Fondos de Inversion S.A. De C.V. §Ñ	Mexico	100
àPrincipal Consulting (India) Private Limited§Ñ	India	100
àPrincipal International Mexico Holding, S.A. De C.V. §Ñ	Mexico	100
àPrincipal Mexico Holdings, S.A. De C.V. §Ñ	Mexico	100
àPrincipal Afore, S.A. De C.V.	Mexico	100
àJF Molloy & Associates§Ñ	Indiana	100
àMolloy Medical Management Company, Inc. §Ñ	Indiana	100
àPrincipal Wellness Company§Ñ	Indiana	100
àPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
àPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
àPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
àPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
àPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
àPrincipal Global Investors (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB Principal Asset Management SDN. BHD§Ñ	Malaysia	50
àPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
àPrincipal PNB Asset Management Company Private Limited§Ñ	India	65
àPrincipal Trustee Company Private Limited§Ñ	India	65
àPNB Principal Financial Planners Private Limited§Ñ	India	65
àPNB Principal Insurance Broking PVT. Ltd. §	India	26
àPrincipal PNB Life Insurance Company Limited§	India	26
àPrincipal Life Insurance Company ♦Ñ	Iowa	100
àPrincipal Real Estate Fund Investors, LLC§Ñ	Delaware	100
àPrincipal PGPF Investors, LLC	Delaware	100
àPrincipal Development Investors, LLC§Ñ	Delaware	100
àPrincipal Real Estate Holding Company, LLC§Ñ	Delaware	100
àGAVI PREHC HC, LLC	Delaware	100
àPrincipal Global Investors, LLC§Ñ©	Delaware	100
àPrincipal Real Estate Investors, LLC§Ñ	Delaware	100
àPrincipal Enhanced Property Fund, G.P.	Delaware	100
àPrincipal Enterprise Capital, LLC§Ñ	Delaware	100
àPrincipal Commercial Acceptance, LLC§Ñ	Delaware	100
àPrincipal Commercial Funding, LLC§Ñ	Delaware	100
àPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
àPost Advisory Group, LLC§Ñ©	Delaware	82
àPrincipal Global Investors Trust§Ñ©	Delaware	100
àSpectrum Asset Management, Inc. §Ñ©	Delaware	100
àCCIP, LLC§Ñ©	Delaware	70
àColumbus Circle Investors§Ñ©	Delaware	100
àPGF GP, LLC	Delaware	100
àPrincipal Holding Company, LLC§Ñ©	Iowa	100
àPetula Associates, LLC§	Iowa	100
àPrincipal Real Estate Portfolio, Inc. §Ñ	Delaware	100
àGAVI PREPI HC, LLC	Delaware	100
àPetula Prolix Development Company§Ñ	Iowa	100
àPrincipal Generation Plant, LLC§Ñ©	Delaware	100
àPrincipal Bank§Ñ©	United States	100
àEquity FC, Ltd. §Ñ©	Iowa	100
àPrincipal Health Care, Inc§Ñ©	Iowa	100
àPrincipal Dental Services, Inc. §Ñ©	Arizona	100
àEmployers Dental Services, Inc. §Ñ©	Arizona	100
àDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
àPreferred Product Network, Inc. §Ñ©	Delaware	100
àHealthRisk Resource Group, LLC§Ñ©	Iowa	100
àPrincipal Reinsurance Company of Vermont§Ñ	Vermont	100
àPrincipal Life Insurance Company of Iowa§Ñ	Iowa	100
àPrincipal Life Insurance Company of Iowa II§Ñ	Iowa	100
àPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
àPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
àPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
àPrincipal Real Estate Investors (Australia) Limited§Ñ	Australia	100
àPrincipal Financial Group (Australia) Pty Ltd. §Ñ	Australia	100
àPrincipal Investments (Australia) Limited§Ñ	Delaware	100
àPrincipal Australia (Holdings) Pty Limited§Ñ	Australia	100
àPrincipal International Holding Company, LLC§Ñ	Delaware	100
àPrincipal Management Corporation§Ñ	Iowa	100
àPrincipal Financial Advisors, Inc. §Ñ	Iowa	100
àPrincipal Shareholder Services, Inc. §Ñ	Washington	100
àEdge Asset Management, Inc. §Ñ	Washington	100
àPrincipal Funds Distributor, Inc. §Ñ	Washington	100
àPrincipal Global Services Private Limited§Ñ	India	100
àCCB Principal Asset Management Company, Ltd. §	China	25
àPrincipal International de Chile, S.A. §Ñ	Chile	100
àPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
àPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
àPrincipal Creditos Hipotecarios, S.A. §Ñ	Chile	100
àPrincipal Asset Management Chile S.A. §Ñ	Chile	100
àPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100
àRetirement Consulting Actuaries, Inc. §Ñ	Georgia	100
àPrincipal Edge Network Holdings, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – Tennessee, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Georgia, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Indiana, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Austin, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Kansas City , LLC§Ñ	Delaware	100
àPen I, Inc. §Ñ	Delaware	100
àPrincipal National Life Insurance Company§Ñ	Iowa	100
àDiversified Dental Services, Inc. §Ñ	Nevada	100
àMorley Financial Services, Inc. §Ñ	Oregon	100
àMorley Capital Management, Inc. §Ñ	Oregon	100
àUnion Bond and Trust Company§Ñ	Oregon	100
àPrincipal Investors Corporation§Ñ	New Jersey	100

Δ Consolidated financial statements are filed with SEC.

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27.  Number of Contractowners – As of August 31, 2009

                              (1)                                                                   (2)                                 (3)

                                                                                          Number of Plan              Number of

                    Title of Class                                                 Participants             Contractowners

_______________________________________________________________________

BFA Variable Annuity Contracts                                               34                                      6

Pension Builder Contracts                                                     183                                 112

Personal Variable Contracts                                                    23                                 328

Premier Variable Contracts                                                      48                              1,486

Flexible Variable Annuity Contract                                   40,011                           40,011

Freedom Variable Annuity Contract                                   1,563                              1,563

Freedom 2 Variable Annuity Contract                                   359                                 359

Investment Plus Variable Annuity Contract                    24,724                           24,724

Item 28.  Indemnification

Sections 490.851 through 490.859 of the Iowa Business  Corporation Act permit  corporations to indemnify   directors and officers where (A) all of the following apply:  the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and  (B) the  individual  engaged in conduct  for  which  broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court  pursuant  to the Iowa  Business Corporation  Act, a corporation shall not indemnify a director or officer in either of the following circumstances:  (A) in connection with a proceeding by or in the right of the corporation, except for reasonable  expenses incurred in connection with the proceeding if it is determined that the director has met the relevant  standard of conduct (above) or (B) in connection with any  proceeding  with respect to conduct  for which  the  director  was  adjudged  liable  on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of  Directors.  The Board has provided that certain procedures must be followed for indemnification of  officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

(a)           Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.  Princor Financial Services Corporation and Principal Funds Distributor act as principal underwriters for Class J shares, Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc.

(b)           Management

                            (b1)                                                                         (b2)

                                                                                            Positions and offices

                Name and principal                                               with principal

               business address                                                    underwriter

Michael C. Anagnost                                       Vice President – Chief Technology

The Principal                                                    Officer

Financial Group(1)

John E. Aschenbrenner                                 Director

The Principal

Financial Group(1)

Patricia A. Barry                                                Assistant Corporate Secretary

The Principal

Financial Group(1)

Craig L. Bassett                                               Treasurer

The Principal

Financial Group(1)

Michael J. Beer                                                President and Director

The Principal

Financial Group(1)

Tracy W. Bollin                                                 Financial Controller

The Principal

Financial Group(1)

David J. Brown                                                 Senior Vice President

The Principal

Financial Group(1)

Jill R. Brown                                                     Senior Vice President and Chief Financial Officer

The Principal

Financial Group(1)

David P. Desing                                               Assistant Treasurer

The Principal

Financial Group(1)

Ralph C. Eucher                                              Chairman of the Board

The Principal

Financial Group(1)

Nora M. Everett                                                 Director

The Principal

Financial Group (1)

James W. Fennessey                                    Vice President

The Principal

Financial Group(1)

Michael P. Finnegan                                       Senior Vice President/Investment Services

The Principal

Financial Group(1)

Louis E. Fiori                                                    Vice President – Capital Markets

The Principal

Financial Group(1)

Stephen G. Gallaher                                       Assistant General Counsel

The Principal

Financial Group(1)

Eric W. Hays                                                     Senior Vice President/Chief Information Officer

The Principal

Financial Group(1)

Joyce N. Hoffman                                            Senior Vice President and Corporate Secretary

The Principal

Financial Group(1)

Patrick A. Kirchner                                           Assistant General Counsel

The Principal

Financial Group(1)

Deanna L. Mankle                                           Assistant Treasurer

The Principal

Financial Group(1)

Layne A. Rasmussen                                     Vice President/Controller – Principal Funds

The Principal

Financial Group(1)

David L. Reichart                                             Senior Vice President

The Principal

Financial Group(1)

Martin R. Richardson                                      Vice President – Broker Dealer Operations

The Principal

Financial Group(1)

Michael D. Roughton                                      Senior Vice President and Senior Securities Counsel

The Principal

Financial Group(1)

Adam U. Shaikh                                               Counsel

The Principal

Financial Group(1)

Mark A. Stark                                                     Vice President – Investment Services

The Principal

Financial Group(1)

Randy L. Welch                                                Vice President – Investment Services

The Principal

Financial Group(1)

Traci L. Weldon                                                Chief Compliance Officer

The Principal

Financial Group(1)

Dan L. Westholm                                            Director - Treasury

The Principal

Financial Group(1)

Beth C. Wilson                                                 Vice President

The Principal

Financial Group(1)

(1)                           711 High Street

                                Des Moines, IA 50309

(c)           Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$26,629,731.79	0	0	0

Item 30.  Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal  Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

N/A

Item 32.  Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.     Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.     Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.     Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.     Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 23rd day of November, 2009.

                                                                                PRINCIPAL LIFE INSURANCE COMPANY

                                                                                SEPARATE ACCOUNT B

                                                                                                                (Registrant)

                                                                                By :          /s/ L. D. Zimpleman

                                                                                              L. D. Zimpleman

                                                                                                Director, President and Chief Executive Officer

                                                                                PRINCIPAL LIFE INSURANCE COMPANY

                                                                                                                (Depositor)

                                                                                By :          /s/ L. D. Zimpleman

                                                                                              L. D. Zimpleman

                                                                                                Director, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman

Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                              Title                                                                        Date

/s/ L. D. Zimpleman

_______________________

L. D. Zimpleman                                                                  Director, President                              November 23, 2009

                                                                                                and Chief Executive Officer

/s/ G. B. Elming

_______________________                                          Senior Vice President and                 November 23, 2009

G. B. Elming                                                                         Controller

(Principal Accounting Officer)

/s/ T. J. Lillis

_______________________                                          Executive Vice President                    November 23, 2009

T. J. Lillis                                                                               and Chief Financial Officer

(Principal Financial Officer)

  (B. J. Bernard)*                                                                     Director                                                  November 23, 2009

B. J. Bernard

  (J. Carter-Miller)*                                                                 Director                                                  November 23, 2009

J. Carter-Miller

  (G. E. Costley)*                                                                   Director                                                  November 23, 2009

G. E. Costley

  (M.T. Dan)*                                                                          Director                                                  November 23, 2009

M. T. Dan

  (C. D. Gelatt, Jr.)*                                                               Director                                                  November 23, 2009

C. D. Gelatt, Jr.

  (J. B. Griswell*                                                                   Chairman

J. B. Griswell                                                                        of the Board                                          November 23, 2009

  (S. L. Helton)*                                                                     Director                                                  November 23, 2009

S. L. Helton

  (W. T. Kerr)*                                                                        Director                                                  November 23, 2009

W. T. Kerr

  (R. L. Keyser)*                                                                    Director                                                  November 23, 2009

R. L. Keyser

  (A. K. Mathrani)*                                                                Director                                                  November 23, 2009

A. K. Mathrani

  (E. E. Tallett)*                                                                     Director                                                  November 23, 2009

E. E. Tallett

                                                                                                                  /s/ L. D. Zimpleman

*By

L. D. Zimpleman

Director, President and Chief Executive Officer

Pursuant to Powers of Attorney

Previously Filed

Δ

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.